UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21351

                         SEI ABSOLUTE RETURN FUND, L.P.
               (Exact name of registrant as specified in charter)

                                    --------


                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                Timothy D. Barto
                   c/o SEI Investments Management Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 676-1114

                     DATE OF FISCAL YEAR END: MARCH 31, 2004

                    DATE OF REPORTING PERIOD: MARCH 31, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

SEI ABSOLUTE RETURN FUND, L.P.

Financial Statements and Additional Information

For the period from November 21, 2003 (commencement of operations) to March 31, 2004 with Report of Independent Registered Public Accounting Firm

                         SEI Absolute Return Fund, L.P.

                 Financial Statements and Additional Information


       For the period from November 21, 2003 (commencement of operations)
                                to March 31, 2004




                                    CONTENTS

Report of Independent Registered Public Accounting Firm .......................1

Audited Financial Statements

Statement of Financial Condition...............................................2
Statement of Operations........................................................3
Statement of Changes in Members' Capital.......................................4
Statement of Cash Flows........................................................5
Notes to Financial Statements..................................................6


Additional Information

Directors and Officers of the Fund (Unaudited)................................11

             Report of Independent Registered Public Accounting Firm

To the Partners and Board of Directors of SEI Absolute Return Fund, L.P.

We have audited the accompanying statement of financial condition of SEI Absolute Return Fund, L.P. (the "Fund") as of March 31, 2004, and the related statements of operations, changes in members' capital and cash flows for the period from November 21, 2003 (commencement of operations) to March 31, 2004. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of SEI Absolute Return Fund, L.P. at March 31, 2004, the results of its operations, changes in its members' capital, and its cash flows for the period from November 21, 2003 (commencement of operations) to March 31, 2004, in conformity with U.S. generally accepted accounting principles.

                                                         [/s/ signature omitted]
May 17, 2004

                         SEI Absolute Return Fund, L.P.

                        Statement of Financial Condition

                                 March 31, 2004


ASSETS
Cash                                                       $    122,227
Deferred offering expenses                                      103,140
Due from SEI Absolute Return Master Fund, L.P.                    2,813
                                                        --------------------
Total assets                                               $    228,180
                                                        ====================

LIABILITIES AND MEMBERS' CAPITAL
Due to Adviser                                             $    128,180
                                                        --------------------
Total liabilities                                               128,180

Members' capital                                                100,000
                                                        --------------------
Total liabilities and members' capital                     $    228,180
                                                        ====================


SEE ACCOMPANYING NOTES.

                         SEI Absolute Return Fund, L.P.

                             Statement of Operations

       For the period from November 21, 2003 (commencement of operations)
                                to March 31, 2004


Expenses:
   Organizational costs                                    $     65,441
                                                        --------------------
Net loss                                                   $    (65,441)
                                                        ====================


SEE ACCOMPANYING NOTES.

                         SEI Absolute Return Fund, L.P.

                    Statement of Changes in Members' Capital

       For the period from November 21, 2003 (commencement of operations)
                                to March 31, 2004


                                                                                              LIMITED
                                                                                              INTEREST
                                                                                              MEMBERS
                                                                                          -------------------

From investment activities:
   Net investment loss                                                                      $    (65,441)
                                                                                         -------------------
Net decrease in members' capital derived from investment activities                              (65,441)
                                                                                         -------------------

Members' capital transactions:
   Capital contributions at November 21, 2003 (seed date)                                        165,441
                                                                                         -------------------
Members' capital, March 31, 2004                                                            $    100,000
                                                                                         ===================


SEE ACCOMPANYING NOTES.

                         SEI Absolute Return Fund, L.P.

                             Statement of Cash Flows

       For the period from November 21, 2003 (commencement of operations)
                                to March 31, 2004


CASH FLOWS USED IN OPERATING ACTIVITIES
Net decrease in members' capital derived from investment activities                         $    (65,441)
Adjustments to reconcile net decrease in members' capital derived from investment activities to net cash used in operating activities:
   Increase in deferred offering costs                                                          (103,140)
   Increase in due from SEI Absolute Return Master Fund, L.P.                                     (2,813)
   Increase in due to Adviser                                                                    128,180
                                                                                         -------------------
Net cash used in operating activities                                                            (43,214)
                                                                                         -------------------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions                                                                            165,441
                                                                                         -------------------
Net increase in cash                                                                             122,227

Cash, beginning of period                                                                              -
                                                                                         -------------------
Cash, end of period                                                                         $    122,227
                                                                                         ===================


SEE ACCOMPANYING NOTES.

                         SEI Absolute Return Fund, L.P.

                          Notes to Financial Statements

                                 March 31, 2004

1.   ORGANIZATION

SEI Absolute Return Fund, L.P. (the "Fund"), is a recently formed Delaware limited partnership registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company.

The Fund's investment objective is to seek to achieve an attractive risk-adjusted return with low volatility and minimal directional market exposure over a full market cycle. The Fund intends to pursue its investment objective by investing substantially all of its assets in SEI Absolute Return Master Fund, L.P. (the "Master Fund"), a Delaware limited partnership registered under the 1940 Act as a closed-end management investment company with the same investment objective as the Fund. The Master Fund in turn intends to invest its assets in various private investment funds ("Hedge Funds"). The Master Fund had not commenced operations as of March 31, 2004. The Fund was not open to outside investors as of March 31, 2004. The General Partner of the Fund is SEI Funds, Inc. ("General Partner"), a Delaware corporation, which has contributed capital of $1,000 in the Fund as of March 31, 2004.

SEI Investments Management Corporation (the "Adviser"), a Delaware corporation and registered investment adviser, serves as the investment adviser to the Fund and the Master Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

                         SEI Absolute Return Fund, L.P.

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FEDERAL INCOME TAXES

The Fund and Master Fund each intend to be treated as a partnership for Federal income tax purposes. Each member is responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

ORGANIZATIONAL AND OFFERING COSTS

Costs incurred in connection with the Fund's organization will be borne by the Fund as incurred. The Fund will also receive its pro-rata share of the costs incurred in connection with the organization of the Master Fund. To achieve a more equitable distribution of the impact of organizational expenses among the Investors, an amount equal to these expenses incurred by the Fund and the Fund's share of these expenses incurred by the Master Fund will be allocated among and credited to or debited from the capital accounts of the Investors based on the percentage that an Investor's contributed capital to the Fund bears to the total capital contributed to the Fund by all Investors as of March 31, 2004. The Fund incurred $65,441 and the Master Fund incurred $50,009 of organizational expenses as of March 31, 2004. Initial offering costs have been deferred and will be amortized on a straight-line basis over the first twelve months of operations once the Fund is open to outside investors. The Fund also will bear certain ongoing offering costs associated with any periodic offers of Interests. The Fund incurred $103,140 and the Master Fund incurred $74,254 of offering expenses as of March 31, 2004.

3.   ADVISORY AND SERVICE FEES

In light of the  Adviser's  arrangements  with the Master Fund and the fact that the Fund will seek to achieve its investment objective by investing substantially all of its assets in the Master Fund, the Adviser will not charge the Fund an advisory fee, although the Fund will indirectly bear a proportionate share of the advisory fee paid by the Master Fund to the Adviser as a result of the Fund's investment in the Master Fund. The Master Fund will pay the Adviser a fixed advisory fee (the "Advisory Fee"), payable quarterly in arrears on the last business day of each quarter, equal to 1.00% (on an annualized basis) of the Master Fund's net asset value at the end of such quarter before giving effect to any repurchases of Master Fund interests. The Advisory Fee will reduce the net asset value of the Master Fund (and, indirectly, of the Fund) as of the end of the period in which it is

                         SEI Absolute Return Fund, L.P.

3.   ADVISORY AND SERVICE FEES (CONTINUED)

payable and after the calculation of the Advisory Fee. The Adviser will charge a pro rata portion of the Advisory Fee in respect of contributions to the Master Fund or repurchases by the Master Fund that take place during a given calendar quarter.

For a period of three years from the Fund's initial closing, the Adviser has agreed that certain expenses of the Fund, including investor servicing fees, custody fees and administrative fees, together with expenses of the Master Fund that are borne by the Fund as a result of the Fund's investment in the Master Fund, including the Advisory Fee, custody fees, and administrative fees, shall not in aggregate exceed 2.00% per annum of the Fund's net asset value, and the Adviser will voluntarily waive fees to the extent necessary so that such 2.00% limit is not exceeded. The following expenses of the Fund and Master Fund are specifically excluded from the expense limit: extraordinary, non-recurring and certain other unusual expenses (including taxes).

The Adviser has hired Pacific Alternative Asset Management Company, LLC, a California limited liability company, to serve as sub-adviser to the Fund and the Master Fund (the "Sub-Adviser"). The Sub-Adviser will be responsible for the day-to-day investment management of the Fund and the Master Fund with respect to investment in Hedge Funds, under the supervision of the Adviser and the board of directors (the "Board"). The Sub-Adviser will be compensated directly by the Adviser, and not by the Fund or the Master Fund, for the services it provides as Sub-Adviser to the Fund and the Master Fund.

SEI Investments Global Funds Services will serve as the Fund's and Master Fund's administrator (the "Administrator"). Under an agreement with the Administrator, the Fund and the Master Fund will pay the Administrator a fee equal to 0.09% (on an annualized basis) of the Fund's or the Master Fund's net asset value, as applicable, which will be accrued monthly based on month-end net assets and will be paid monthly, and will reimburse the Administrator for certain out-of-pocket expenses. The Administrator will perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by Federal, state and other applicable laws and regulations, and provides the Fund with administrative office facilities.

The  Administrator   also  serves  as  the  Fund's  investor   servicing  agent,
facilitating the provision by financial advisors and other financial intermediaries of ongoing investor services and account maintenance services to Investors that are customers of such Investor Service Providers. Under the terms of a shareholder servicing agreement

                         SEI Absolute Return Fund, L.P.

3.   ADVISORY AND SERVICE FEES (CONTINUED)

between the Fund and the Administrator, these services include, but are not limited to: (a) handling inquiries from Investors regarding the Fund; (b) assisting in the maintenance of Investors' accounts with the Fund; (c) assisting in the maintenance of Fund records; and (d) providing such other information and Investor liaison services as the Administrator may reasonably request. The Fund will pay the Administrator a monthly fee computed at an annualized rate of 0.50% of the aggregate value of outstanding Interests in the Fund. The administrative fee will begin to accrue once the Fund offers its Interests to outside investors.

SEI Private Trust Company acts as custodian (the "Custodian") for the Fund's assets and the Master Fund's assets pursuant to a Custodian Services Agreement between the Fund and the Custodian and a separate Custodian Services Agreement between the Master Fund and the Custodian. The Fund will pay the Custodian a monthly fee computed at an annualized rate of 0.01% of the aggregate value of outstanding Interests in the Fund. The Custodian fee will begin to accrue once the Fund offers its Interests to outside investors.

SEI Investments Distribution Co. (the "Distributor") serves as the Fund's distributor pursuant to a Distribution Agreement with the Fund. It is not anticipated that the Distributor will be compensated by the Fund for its services rendered under the Distribution Agreement, and no fees were incurred as of March 31, 2004.

4.   CAPITAL STRUCTURE

The Interests will be offered during the initial public offering period at the offering price, which is the net asset value. Subsequent to the initial public offering, Interests are expected to be offered and may be purchased on the first Business Day of any fiscal period, or at such other times as the Board may determine. The Board or its designee will have the sole right to accept orders to purchase Interests and reserves the right to reject any order in whole or in part.

The minimum initial investment in the Fund by an investor is $25,000. Subsequent investments must be at least $5,000. These minimums may be waived by the Board from time to time for certain investors, including officers and employees of the Adviser, the Sub-Adviser and their affiliates.

                         SEI Absolute Return Fund, L.P.

4.   CAPITAL STRUCTURE (CONTINUED)

Capital accounts will be established for each Investor. As of the last day of each fiscal period, the Fund shall allocate net profits or losses for that fiscal period to the capital accounts of all Investors, in proportion to their respective opening capital account balances for such fiscal period (after taking into account any capital contributions deemed to be made as of the first day of such fiscal period).

The Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by Investors. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion. The Fund does not expect to offer to repurchase Interests in the first year following the initial sale of Interests. Thereafter, the Adviser expects that it will recommend to the Board that the Fund offer to repurchase Interests four times each year, as of the last Business Day of March, June, September and December.

5.   AFFILIATED TRANSACTIONS

On November 21, 2003, the Adviser and the General Partner contributed $164,441 and $1,000, respectively, to the Fund as seed capital. The Fund paid $2,813 of offering expenses on behalf of the Master Fund, which are represented in the Statement of Financial Condition as Due from SEI Absolute Return Master Fund, L.P.

6.   RISKS AND UNCERTAINTIES

Upon commencement of operations, the Master Fund will invest in hedge funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risk. Such funds may not be registered as investment companies under the Investment Company Act of 1940. Holdings in such funds may be illiquid, and there may be limited ability to withdraw from such funds. Hedge fund operations may not be transparent, holdings may be undiversified, and there may be multiple levels of fees and expenses levied.

7.   INDEMNIFICATION RISK

In the normal course of business, the Fund enters into contracts that provide general idemnifications. The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, management believes the risk of loss from such claims is considered remote.

                         SEI Absolute Return Fund, L.P.

                             Additional Information

                 Directors and Officers of the Fund (Unaudited)

                                 March 31, 2004


                                                                     NUMBER OF
                                                                   PORTFOLIOS IN
NAME, AGE AND                                  PRINCIPAL               FUND
 ADDRESS OF                 LENGTH OF        OCCUPATION(S)            COMPLEX                OTHER
 INDEPENDENT                  TIME           DURING PAST 5          OVERSEEN BY          DIRECTORSHIPS
  DIRECTORS                  SERVED              YEARS               DIRECTOR**         HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------

Nina Lesavoy (46)          Since         Partner, Cue Capital        Sixty-nine      Trustee of
840 Park Avenue            2003           since 2002; Head                            Absolute Return
New York NY                               of Sales,                                   Master Fund, L.P.,
10021                                     Investorforce,                              SEI Opportunity
                                          January 2000-                               Master Fund, L.P.,
                                          December 2001;                              SEI Asset
                                          Global Partner                              Allocation Trust,
                                          working for the                             SEI Daily Income
                                          CEO, Invesco                                Trust, SEI Index
                                          Capital, January                            Funds, SEI
                                          1998-January                                Institutional
                                          2000; Head of                               International
                                          Sales and Client                            Trust, SEI Liquid
                                          Service, Chancellor                         Asset Trust, SEI
                                          Capital and later                           Institutional
                                          LGT Asset                                   Investments Trust,
                                          Management,                                 SEI Tax Exempt
                                          1986-2000.                                  Trust, and SEI
                                                                                      Institutional
                                                                                      Managed Trust.

                         SEI Absolute Return Fund, L.P.

                             Additional Information

           Directors and Officers of the Fund (Unaudited) (continued)

                                 March 31, 2004

                                                                     NUMBER OF
                                                                   PORTFOLIOS IN
NAME, AGE AND                                  PRINCIPAL               FUND
 ADDRESS OF                 LENGTH OF        OCCUPATION(S)            COMPLEX                OTHER
 INDEPENDENT                  TIME           DURING PAST 5          OVERSEEN BY          DIRECTORSHIPS
  DIRECTORS                  SERVED              YEARS               DIRECTOR**         HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------

George J. Sullivan         Since         Self Employed               Sixty-nine      Trustee of State
(60)                       2003           Consultant,                                 Street Navigator
7 Essex Green Drive,                      Newfound                                    Securities Lending
Suite 52B                                 Consultants Inc.,                           Trust The
Peabody, MA 01960                         since April 1997.                           Advisors' Inner
                                                                                      Circle Fund, The
                                                                                      Arbor Fund,
                                                                                      Expeditions
                                                                                      Funds, The MDL
                                                                                      Funds, SEI
                                                                                      Absolute Return
                                                                                      Master Fund, L.P.,
                                                                                      SEI Opportunity
                                                                                      Master Fund, L.P.,
                                                                                      SEI Asset
                                                                                      Allocation Trust,
                                                                                      SEI Index Funds,
                                                                                      SEI Daily Income
                                                                                      Trust, SEI
                                                                                      Institutional
                                                                                      Investments Trust,
                                                                                      SEI Institutional
                                                                                      International
                                                                                      Trust, SEI Liquid
                                                                                      Asset Trust, SEI
                                                                                      Tax Exempt Trust,
                                                                                      and SEI
                                                                                      Institutional
                                                                                      Managed Trust.

                         SEI Absolute Return Fund, L.P.

                             Additional Information

           Directors and Officers of the Fund (Unaudited) (continued)

                                 March 31, 2004


                                                                    NUMBER OF
                                                PRINCIPAL         PORTFOLIOS IN
                             LENGTH OF        OCCUPATION(S)        FUND COMPLEX
     NAME AND AGE OF            TIME             DURING             OVERSEEN BY       OTHER DIRECTORSHIPS
   INTERESTED DIRECTOR         SERVED          PAST 5 YEARS         DIRECTOR**         HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------

Robert A. Nesher*           Since 2003      Chairman of the          Sixty-nine     Trustee of The
(57)                                         Board, SEI Fund                         Advisors' Inner
                                             and SEI II Fund.                        Circle Fund, The
                                             Currently                               Arbor Fund, Bishop
                                             performs various                        Street Funds,
                                             services on                             Expeditions Funds,
                                             behalf of SEI                           The MDL Funds, SEI
                                             Investments for                         Global Investments
                                             which Mr. Nesher                        Fund, plc, SEI
                                             is compensated.                         Investments Global,
                                                                                     Limited, SEI
                                                                                     Absolute Return
                                                                                     Master Fund, L.P.,
                                                                                     SEI Opportunity
                                                                                     Master Fund, L.P.,
                                                                                     SEI Asset
                                                                                     Allocation Trust,
                                                                                     SEI Index Funds,
                                                                                     SEI Daily Income
                                                                                     Trust, SEI
                                                                                     Institutional
                                                                                     Investments Trust,
                                                                                     SEI Institutional
                                                                                     International Trust,
                                                                                     SEI Liquid Asset
                                                                                     Trust, SEI Tax
                                                                                     Exempt Trust, and
                                                                                     SEI Institutional
                                                                                     Managed Trust.

                         SEI Absolute Return Fund, L.P.

                             Additional Information

           Directors and Officers of the Fund (Unaudited) (continued)

                                 March 31, 2004


                                         POSITION(S) HELD WITH
                                          EACH OF THE FUND AND
                                          THE MASTER FUND AND
              NAME AND                       LENGTH OF TIME               PRINCIPAL OCCUPATION(S) DURING
           AGE OF OFFICERS                       SERVED                           PAST 5 YEARS
------------------------------------------------------------------------------------------------------------

Kevin P. Robins (42)                   President, since 2003       Employed by SEI Investments.

Michael J. Leahy (40)                  Treasurer, since 2003       Employed by SEI Investments
                                                                    since 2002. Treasurer of Goldman
                                                                    Sachs Princeton LLC, 1997-2002.

Timothy D. Barto (35)                  Vice President and          Employed by SEI Investments
                                        Secretary, since 2003       since 1999. Vice President and
                                                                    Assistant Secretary of the Adviser,
                                                                    the Distributor and certain of their
                                                                    affiliates since December 1999.

Lydia A. Gavalis (39)                  Vice President and          Vice President and Assistant
                                        Assistant Secretary,        Secretary of SEI Investments, the
                                        since 2003                  Adviser and the Distributor since
                                                                    1998.

Christine M. McCullough (43)           Vice President and          Employed by SEI Investments
                                        Assistant Secretary,        since November 1999. Vice
                                        since 2003                  President and Assistant Secretary
                                                                    of the Adviser, the Distributor and
                                                                    certain of their affiliates since
                                                                    December 1999. Associate, White
                                                                    and Williams LLP (law firm),
                                                                    1991-1999.

John C. Munch (32)                     Vice President and          Vice President and Assistant
                                        Assistant Secretary,        Secretary of the Adviser and the
                                        since 2003                  Distributor since November 2001.
                                                                    Associate, Howard, Rice,
                                                                    Nemorvoski, Canady, Falk &
                                                                    Rabkin (law firm), 1998-2001.

                         SEI Absolute Return Fund, L.P.

                             Additional Information

           Directors and Officers of the Fund (Unaudited) (continued)

                                 March 31, 2004


                                         POSITION(S) HELD WITH
                                          EACH OF THE FUND AND
                                          THE MASTER FUND AND
              NAME AND                       LENGTH OF TIME               PRINCIPAL OCCUPATION(S) DURING
           AGE OF OFFICERS                       SERVED                           PAST 5 YEARS
------------------------------------------------------------------------------------------------------------

William E. Zitelli, Jr. (35)           Vice President and          Vice President and Assistant
                                        Assistant Secretary,        Secretary of the Adviser and the
                                        since 2003                  Distributor since August 2000.
                                                                    Vice President, Merrill Lynch &
                                                                    Co. Asset Management Group,
                                                                    1998-2000.

* Mr. Nesher is a trustee who may be deemed to be an "interested" person of the Trust as that term is defined in the 1940 Act by virtue of his affiliation with the Trust's Distributor.

** The "Fund Complex" consists of registered investment companies that are part of the following investment trusts: SEI Institutional Investments Trust, SEI Institutional Management Trust, SEI Institutional International Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Asset Allocation Trust. SEI Absolute Return Master Fund, L.P., and SEI Opportunity Master Fund, L.P.




A description of the proxy voting polices and procedures used by or on behalf of the Fund to determine how to vote proxies relating to securities of the Fund is available without charge, upon request, by calling (800) 342-5734 or go to the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2.    CODE OF ETHICS.

As of March 31, 2004, the registrant had not adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer. As of this date, such a code of ethics was thought to be unnecessary because the registrant's registration statement was not effective and the only investment in the registrant was a regulatory seed capital investment made by an affiliate of the registrant's investment advisor. The registrant expects to approve such a code of ethics at its next board meeting.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan. Mr. Sullivan is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Ernst & Young, LLP Related to the Fund.

Ernst & Young, LLP billed the Fund aggregate fees for services rendered to the Fund for the last two fiscal years as follows:


------------------------------------------------------------------------------------------------------------------------------
                                       FISCAL 2004                                            FISCAL 2003
------------------------------------------------------------------------------------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Partnership       service           service           Trust that were   service           service
                   that were pre-    affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                   approved          were pre-         did not require                     were pre-         did not require
                                     approved          pre-approval                        approved          pre-approval
------------------------------------------------------------------------------------------------------------------------------
(a)     Audit      $10,000 (1)             N/A         $0                $0                      N/A         $0
        Fees (1)

------------------------------------------------------------------------------------------------------------------------------
(b)     Audit-     $0                $0                $0                $0                $0                $0
        Related
        Fees

------------------------------------------------------------------------------------------------------------------------------
(c)     Tax        $0                $0                $0                $0                $0                $0
        Fees

------------------------------------------------------------------------------------------------------------------------------
(d)     All        $0                $0                $0                $0                $0                $250,000 (2)
        Other
        Fees

------------------------------------------------------------------------------------------------------------------------------

Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
   (2) Non-audit fees include amounts related to advisory services provided for our analysis of expense classifications for a fund complex administered by SEI and advisory services provided for benchmarking and best practice study results for mutual fund operations.

(e)(1)   Not Applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------------------------------------------
                                               FISCAL 2004       FISCAL 2003
                ---------------------------------------------------------------
                Audit-Related Fees                  $0               $0

                ---------------------------------------------------------------
                Tax Fees                            $0               $0
                ---------------------------------------------------------------
                All Other Fees                      $0               $0

                ---------------------------------------------------------------


(f)      Not Applicable.

(g) The aggregate non-audit fees and services billed by Ernst & Young, LLP for the last two fiscal years were $0 and $250,000 for 2004 and 2003, respectively.

(h)      Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant has delegated proxy voting responsibilities to SIMC, its investment adviser, subject to the Board's general oversight. In delegating proxy voting responsibilities, the registrant has directed that proxies be voted consistent with its best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (collectively referred to as the "Proxy Voting Procedures"). The Proxy Voting Procedures address, among other things, conflicts of interest that may arise between the interests of the registrant, and the interests of SIMC and its affiliates.


                     SEI INVESTMENTS MANAGEMENT CORPORATION

                             PROXY VOTING PROCEDURES


SEI Investments Management Corporation ("SIMC") serves as investment adviser to multiple clients, including investment companies, institutions and individual investors. As investment adviser, SIMC has an obligation to vote proxies with respect to securities held in client portfolios in the best economic interests of SIMC's clients for which it has proxy voting authority. The following Procedures are intended to ensure that proxies are voted in the best interests of clients.

A.       ESTABLISHMENT OF PROXY VOTING COMMITTEE

         1. SIMC shall establish a Proxy Voting Committee (the "Committee"), comprised of representatives of SIMC's Investment Management Unit and Legal and/or Compliance personnel. Currently, the members of the Committee are as follows:

                  Michael Hogan
                  Gregory Stahl
                  John Diederich
                  Kevin McNamera
                  Bonny Lybeert
                  Sofia Rosala

         2. The membership of the Committee may be changed at any time upon approval of the existing members of the Committee or by the President of SIMC.

         3. The Committee shall meet as necessary to perform any of the activities set forth below.

         4. Any action requiring approval of the Committee shall be deemed approved upon an affirmative vote by a majority of the Committee present or represented.

         5. The Committee shall consult with counsel or other experts as it deems appropriate to carry out its responsibilities.

B.       APPROVAL OF PROXY VOTING GUIDELINES

         1. The Committee shall approve Guidelines that set forth the manner in which SIMC shall vote, or the manner in which SIMC shall determine how to vote, with respect to various matters that may come up for shareholder vote with respect to securities held in client accounts and for which SIMC has proxy voting responsibility.

         2. In the event that any employee of SIMC recommends a change to SIMC's Guidelines, the Committee shall meet to consider the proposed change and consider all relevant factors. If approved by the Committee, the change shall be accepted, and the Guidelines revised accordingly.

         3. For accounts that engage in securities lending, SIMC believes that the additional income derived by clients from such activities generally outweighs the potential economic benefit of recalling securities for the purpose of voting. Therefore, SIMC generally will not recall securities on loan for the sole purpose of voting proxies.

C.       CONFLICTS OF INTEREST

         1. SIMC has elected to retain a third party proxy voting service (the "Service") to vote proxies with respect to accounts for which SIMC serves as investment adviser (and retains proxy voting authority). The Service shall vote proxies in accordance with the Guidelines approved by the Committee. SIMC reasonably believes that the Service's implementation of the Guidelines will result in proxies being voted in the best economic interests of clients. So long as the Service votes proxies in accordance with the Guidelines, SIMC believes that there is an appropriate presumption that the manner in which SIMC voted was not influenced by, and did not result from, a conflict of interest.

         2. The Service makes available to SIMC, prior to voting on a proxy, its recommendation on how to vote with respect to such proxy in light of SIMC's Guidelines. SIMC retains the authority to overrule the Service's recommendation, and instruct the Service to vote in a manner at variance with the Service's recommendation. The exercise of such right could implicate a conflict of interest. As a result, SIMC may not overrule the Service's recommendation with respect to a proxy unless the following steps are taken:

              a. The Proxy Voting Committee shall meet to consider the proposal to overrule the Service's recommendation.

              b. The Proxy Voting Committee must determine whether SIMC has a conflict of interest with respect to the issuer that is the subject of the proxy. The Committee will use the following standards to identify issuers with which it may have a conflict of interest.

                   1. SIGNIFICANT BUSINESS RELATIONSHIPS - The Committee will determine whether SIMC or its affiliates may have a significant business relationship with the issuer, such as, for example, where SIMC (or an affiliate) manages a pension plan, administers employee benefit plans, or provide brokerage, underwriting, insurance, or banking services to the issue. For this purpose, a "significant business relationship" is one that: (1) represents 1% or $1,000,000 of SIMC's or an affiliate's revenues for the most recent fiscal year, whichever is less, or is reasonably expected to represent this amount for the current fiscal year; or (2) may not directly involve revenue to SIMC or its affiliates but is otherwise determined by the Committee to be significant to SIMC or its affiliates, such as, for example, the following:

                        o SIMC or its affiliates lease significant office space from the company or have some other real estate-related relationship with the issuer;

                        o SIMC or an affiliate otherwise has a significant relationship with the company such that it might create an incentive for SIMC to vote in favor of management.

                   2. SIGNIFICANT PERSONAL/FAMILY RELATIONSHIPS - The Committee will determine whether any employees who are involved in the proxy voting process may have a significant personal/family relationship with the issuer. For this purpose, a "significant personal/family relationship" is one that would be reasonably likely to influence how SIMC votes proxies. To identify any such relationships, the Committee shall obtain information about any significant personal/family relationship between any employee of SIMC who is involved in the proxy voting process (e.g., IMU analysts, members of the Committee, senior management, as applicable) and senior employees of issuers for which SIMC may vote proxies.

                   3. DUTIES OF THE PROXY COMMITTEE - The Committee has a duty to make reasonable investigation of information relating to conflicts of interest. For purposes of identifying conflicts, the Committee shall rely on publicly available information about SIMC and its affiliates, information about SIMC and its affiliates that is generally known by employees of SIMC,1 and other information actually known by a member of the Committee. Absent actual knowledge, the Committee is not required to investigate possible conflicts involving SIMC where the information is (i) non-public, (ii) subject to information blocking procedures, or (iii) otherwise not readily available to the Committee. In connection with the consideration of any proxy voting matters under this policy, each member of the Committee has a duty to disclose to the Committee any material conflicts of interest of which the member has actual knowledge but which have not been identified by the Committee pursuant to these Procedures, and, if appropriate, recuse himself/herself from the matter at issue.

              c. If SIMC determines that it has a conflict of interest, the Committee shall determine whether the conflict is "material" to any specific proposal included within the proxy. If not, then SIMC can vote the proxy as determined by the Committee. The Committee shall determine whether a proposal is material as follows:

                   1. ROUTINE PROXY PROPOSALS - Proxy proposals that are "routine"shall be presumed not to involve a material conflict of interest for SIMC, unless the Committee has actual knowledge that a routine proposal should be treated as material. For this purpose, "routine" proposals would typically include matters such as the selection of an accountant, uncontested election of directors, meeting formalities, and approval of an annual report/financial statements. 2

                   2. NON-ROUTINE PROXY PROPOSALS - Proxy proposals that are "non-routine" shall be presumed to involve a material conflict of interest for SIMC, unless the Committee determines that SIMC's conflict is unrelated to the proposal in question (see 3. below). For this purpose, "non-routine" proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans, retirement plans, profit sharing or other special remuneration plans).

                   3.   DETERMINING THAT A NON-ROUTINE PROPOSAL IS NOT MATERIAL
                        - As discussed above, although non-routine proposals are presumed to involve a material conflict of interest, the Committee may determine on a case-by-case basis that particular non-routine proposals do not involve a material conflict of interest. To make this determination, the Committee must conclude that a proposal is not directly related to SIMC's conflict with the issuer or that it otherwise would not be considered important by a reasonable investor. The Committee shall record in writing the basis for any such determination.

              d. For any proposal where the Committee determines that SIMC has a material conflict of interest, SIMC may vote a proxy regarding that proposal in any of the following manners:

                   1. OBTAIN CLIENT CONSENT OR DIRECTION - If the Committee approves the proposal to overrule the recommendation of the Service, SIMC shall fully disclose to each client holding the security at issue the nature of the conflict, and obtain the client's consent to how SIMC will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).

                   2. USE RECOMMENDATION OF THE SERVICE - Vote in accordance with the Service's recommendation.

              e. For any proposal where the Committee determines that SIMC does not have a material conflict of interest, the Committee may overrule the Service's recommendation if the Committee reasonably determines that doing so is in the best interests of SIMC's clients. If the Committee decides to overrule the Service's recommendation, the Committee shall maintain a written record setting forth the basis of the Committee's decision.


--------------------------------------------
1 The procedures provide that the Committee should be aware of information about SIMC or its affiliates that is generally known by employees of SIMC, but it does not extend this knowledge to information about SIMC's affiliates that is generally known by employees of SIMC's affiliates (unless such information also is generally known by SIMC's employees).
2 For guidance on defining "routine" and "non-routine" matters, SIMC shall use the standards set forth in NYSE Rule 452 and Special Instruction 12b.viii. of Form 13F.

                     SEI INVESTMENTS MANAGEMENT CORPORATION

                             PROXY VOTING GUIDELINES

A.       The Board of Directors

         1.       VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
                  Votes on director nominees are made on a case-by-case basis. For uncontested elections, SIMC will generally vote for the nominees, although the vote may be withheld for some or all of the nominees if an analysis of the factors discussed below indicates the Board or nominee has not served the economic long-term interests of the shareholders. The factors to consider include:

                  o the company's long-term financial performance;
                  o independence of the full board and key board committees (full independent audit, nominating and compensation committees);
                  o diversity of the board;
                  o nominees' attendance records (generally votes should be withheld from directors who have attended less than 75 percent of meetings without valid reason);
                  o directors serving on an excessive number of other boards;
                  o Chapter 7 bankruptcy, SEC violations, and criminal offenses;
                  o interlocking directorships;
                  o executive compensation: history of approving excessive compensation or repricing underwater stock options;
                  o no action taken by the board in response to majority votes on shareholder proposals.

         2.       VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

                  Contested elections of directors frequently occur when a board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

                  Votes in a contested election of directors are evaluated on a case-by-case basis, considering the following factors:

                  o consideration of the factors discussed above for uncontested elections;
                  o management's track record;
                  o background to the proxy contest;
                  o qualifications of director nominees (both slates);
                  o evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met;
                  o stock ownership positions; and
                  o impact on stakeholders.

         3.       CHAIRMAN AND CEO IS THE SAME PERSON

                  Generally vote for shareholder proposals that would require the positions of chairman and CEO to be held by different persons. However, in certain circumstances, such as a small-cap company with a limited group of leaders, it may be appropriate for these positions to be combined for some period of time.

         4.       MAJORITY OF INDEPENDENT DIRECTORS

                  o Generally, vote for proposals seeking to require that the board be comprised of a majority of independent directors.

                  o Vote for proposals that request that all, or a majority of, the audit, compensation and/or nominating committees be independent directors.

         5.       STOCK OWNERSHIP REQUIREMENTS

                  o Vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

         6.       BOARD STRUCTURE

                  o Vote against proposals to classify the board.

                  o Vote for proposals to repeal classified boards and elect all directors annually.

         7.       TERM OF OFFICE

                  Generally vote against shareholder proposals to limit the tenure of outside directors.

         8.       CUMULATIVE VOTING

                  o Generally vote for proposals to permit cumulative voting.

                  o Vote against proposals to eliminate cumulative voting.

         9.       DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

                  o Vote against proposals to limit or eliminate entirely director and officer liability for (i) a breach of the duty of loyalty, (ii) acts or omissions not in good faith or involving intentional misconduct or knowing violations of the law, (iii) acts involving the unlawful purchases or redemptions of stock,
                  (iv) the payment of unlawful dividends, or (v) the receipt of improper personal benefits.

                  o Vote against proposals to reduce or eliminate directors' personal liability when litigation is pending against current board members.

                  o For other types of proposals seeking to eliminate or limit the personal liability of directors to the company and its shareholders for monetary damages, whether to vote for such proposal will be determined on a case-by-case basis. Generally, SIMC may vote for these proposals when the company persuasively argues that such action is necessary to attract and retain qualified directors.

         10.      INDEMNIFICATION

                  SIMC may support these proposals when the company persuasively argues that such action is necessary to attract and retain qualified directors, but will generally oppose indemnification when it is being proposed to insulate directors from actions they have already taken.

                  o Vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

                  o Vote for proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful only if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only the director's legal expenses would be covered.

B.       Changes in Control

         1.       POISON PILLS

                  Shareholder rights plans, typically known as poison pills, take the form of rights or warrants issued to shareholders and are triggered when a potential acquiring stockholder reaches a certain threshold of ownership. Poison pills insulate management from the threat of a change in control and provide the target board with veto power over takeover bids.

                  o Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

                  o Review on a case-by-case basis management proposals to ratify a poison pill or shareholder proposals to redeem a company's poison pill, taking into consideration the impact of acquisition attempts that may be detrimental to the long-term economic best interests of shareholders.

         2.       GREENMAIL

                  Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. The hostile party usually receives a substantial premium over the market value of shares.

                  o Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

                  o Review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

         3.       SHAREHOLDER ABILITY TO REMOVE DIRECTORS

                  o Vote against proposals that provide that directors may be removed only for cause.

                  o Vote for proposals to restore shareholder ability to remove directors with or without cause.

                  o Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

                  o Vote for proposals that permit shareholders to elect directors to fill board vacancies.

         4.       SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

                  o Vote for proposals that seek to fix the size of the board.

                  o Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

                  o Vote for management proposals to change the number of directors provided a satisfactory explanation for the change is given.

C.       MERGERS AND CORPORATE RESTRUCTURINGS

         1.       MERGERS AND ACQUISITIONS

                  Votes on mergers and acquisitions are considered on a case-by-case basis, taking into account at least the following:

                  o anticipated financial and operating benefits;
                  o offer price (cost vs. premium);
                  o prospects of the combined companies;
                  o how the deal was negotiated;
                  o changes in corporate governance and their impact on shareholder rights;
                  o impact on community stakeholders and workforce.

         2.       FAIR PRICE PROVISIONS

                  Fair price provisions were designed to defend against a two-tiered, front-end loaded tender offer. In such a hostile takeover, the bidder offers cash for enough shares to gain control of the target. At the same time, the acquirer states that once control has been obtained, the target's remaining shares will be purchased with cash, cash and securities or only securities. Since the payment offered for the remaining stock is, by design less valuable than the original offer for the controlling shares, shareholders are forced to sell out early to maximize their value. Standard fair price provisions require that, absent board or shareholder approval of the acquisition, the bidder must pay the remaining shareholders the same price for their shares that brought control.

                  o Vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

                  o Vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

         3.       CORPORATE RESTRUCTURING

                  Votes on corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a case-by-case basis.

         4.       APPRAISAL RIGHTS

                  Vote for proposals to restore, or provide shareholders with, rights of appraisal.

         5.       SPIN-OFFS

                  Votes on spin-offs are considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

         6.       ASSET SALES

                  Votes on asset sales are made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

         7.       LIQUIDATIONS

                  Votes on liquidations are made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

         8.       CHANGING CORPORATE NAME

                  Vote for changing the corporate name if proposed or supported by management.

D.       SHAREHOLDER RIGHTS

         1.       CONFIDENTIAL VOTING

                  o Vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election, as long as the proposal provides that in the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy, and that if the dissidents do not agree, the confidential voting policy is waived.

                  o Vote for management proposals to adopt confidential voting.

         2.       SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

                  o Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

                  o Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

         3.       SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

                  o Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

                  o Vote for proposals to allow or make easier shareholder action by written consent.

         4.       EQUAL ACCESS

                  Vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

         5.       UNEQUAL VOTING RIGHTS

                  o Vote against dual class exchange offers.

                  o Vote against dual class recapitalizations.

         6. SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

                  o Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

                  o Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

         7.       SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

                  o Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

                  o Vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

         8.       REIMBURSE PROXY SOLICITATION EXPENSES

                  Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.

E.       CAPITAL STRUCTURE

         1.       COMMON STOCK AUTHORIZATION

                  o Review on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.

                  o Generally vote for management proposals requesting shareholder approval to increase authorized common stock when management provides persuasive justification for the increase. Evaluate the amount of additional stock requested in comparison to the requests of the company's peers as well as the company's articulated reason for the increase.

                  o Vote for increases in authorized common stock to fund stock splits that are in shareholders' interests.

                  o Evaluate on a case-by-case basis proposals where the company intends to use the additional stock to implement a poison pill or other takeover defense.

                  o Vote against proposed common stock authorizations that increase the existing authorization by more than 50 percent unless a clear need for the excess shares is presented by the company.

         2.       REVERSE STOCK SPLITS

                  Generally vote for a reverse stock split if management provides a reasonable justification for the split.

         3.       BLANK CHECK PREFERRED AUTHORIZATION

                  The terms of "blank check" preferred stock give the board of directors the power to issue shares of preferred stock at their discretion--with voting rights, conversion, distribution and other rights to be determined by the board at time of issue. Blank check preferred stock can be used for sound corporate purposes, but could be used to thwart hostile takeovers without shareholder approval.

                  o Generally vote against proposals that would authorize the creation of blank check preferred stock.

                  o Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

                  o Review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares. If the company does not have any preferred shares outstanding, vote against the requested increase.

                  o Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

         4.       ADJUST PAR VALUE OF COMMON STOCK

                  o Vote for management proposals to reduce the par value of common stock.

         5.       PREEMPTIVE RIGHTS

                  o Review on a case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

         6.       DEBT RESTRUCTURING

                  Review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. Generally approve proposals that facilitate debt restructuring unless there are clear signs of self-dealing or other abuses. Factors to consider include:

                  o dilution - how much will ownership interests of existing shareholders be reduced, and how extreme will dilution to any future earnings be?
                  o change in control - will the transaction result in a change in control of the company?
                  o bankruptcy - is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

F.       EXECUTIVE AND DIRECTOR COMPENSATION

         1.       STOCK OPTION PLANS

                  Vote on a case-by-case basis on stock option plans. When evaluating stock option plans, review the following factors:

                  o stock option and other forms of compensation should be performance-based with an eye toward improving shareholder value.
                  o support option plans that provide challenging performance objectives and serve to motivate executives to excellent performance, and oppose plans that offer unreasonable benefits to executives that are not available to any other shareholders.
                  o whether the proposed plan is being offered at fair market value, or at a discount; excessively dilutes the earnings per share of the outstanding shares; and gives management the ability to replace or reprice "underwater" options, which is not available to any other shareholders.
                  o whether the option plan is generally available to other managers and employees in the company.
                  o any other features of the plan that may not be in shareholders' best interest.
                  o generally, vote for proposals that seek to provide for indexed and/or premium priced options.

         2.       OBRA-RELATED COMPENSATION PROPOSALS

                  The Omnibus Budget Reconciliation Act of 1993 ("OBRA") imposed certain restrictions in order for a compensation plan to receive favorable tax treatment.

                  o Vote for proposals that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

                  o Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

                  o Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

                  o Generally, vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of
                  Section 162(m) of OBRA. Vote against plans that are deemed to be excessive because they are not justified by performance measures.

         3.       SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY

                  o Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

                  o Generally, vote for shareholder proposals that seek to eliminate outside directors' retirement benefits.

                  o Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay. This includes shareholder proposals that seek to link executive compensation to customer, employee, or stakeholder satisfaction.

         4.       GOLDEN AND TIN PARACHUTES

                  Golden and tin parachutes are designed to protect the employees of a corporation in the event of a change in control. With golden parachutes, senior level management employees receive a pay out during a change in control at usually two to three times base salary. Increasingly, companies that have golden parachute agreements for executives are extending coverage for all their employees via tin parachutes.

                  o Vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

                  o Generally vote against all proposals to ratify golden parachutes; vote on tin parachutes on a case by case basis.

         5.       EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

                  Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is excessive.

G.       SOCIAL AND ENVIRONMENTAL ISSUES

         1.       SOCIAL, WORKFORCE AND ENVIRONMENTAL ISSUES GENERALLY

                  Generally, vote for shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value. In determining how to vote on shareholder social, workforce, and environmental proposals, analyze the following factors:

                  o whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;
                  o the percentage of sales, assets and earnings affected;
                  o the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;
                  o whether the issues presented should be dealt with through government or company-specific action;
                  o whether the company has already responded in some appropriate manner to the request embodied in a proposal;
                  o whether the company's analysis and voting recommendation to shareholders is persuasive;
                  o what other companies have done in response to the issue;
                  o whether the proposal itself is well framed and reasonable;
                  o whether implementation of the proposal would achieve the objectives sought in the proposal; and
                  o whether the subject of the proposal is best left to the discretion of the board.

                  Generally, support proposals that request the company to furnish information helpful to shareholders in evaluating the company's operations.

         2.       SPECIAL POLICY REVIEW AND SHAREHOLDER ADVISORY COMMITTEES

                  o Vote for these proposals when they appear to offer a potentially effective method for enhancing shareholder value.

         3. EQUAL EMPLOYMENT OPPORTUNITY AND OTHER WORK PLACE PRACTICE REPORTING ISSUES

                  o Vote for proposals calling for action on equal employment opportunity and antidiscrimination. o Vote for legal and regulatory compliance and public reporting related to non-discrimination, affirmative action, workplace health and safety, environmental issues, and labor policies and practices that effect long-term corporate performance.

                  o Vote for nondiscrimination in salary, wages and all benefits.

         4.       NON-DISCRIMINATION IN RETIREMENT BENEFITS

                  o Support non-discrimination in retirement benefits.

         5.       "CERES PRINCIPLES"  AND "MACBRIDE PRINCIPLES"

                  The CERES Principles, formulated by the Coalition of Environmentally Responsible Economies, require signing companies to address environmental issues. Many companies have voluntarily adopted these principles.

                  o Vote on proposals to adopt the CERES Principles or MacBride Principles on a case-by-case basis based upon an analysis of the factors discussed above for social, workforce and environmental issues generally.

         7.       CONTRACT SUPPLIER STANDARDS

                  o vote on proposals regarding the adoption of "Codes of Conduct" or other standards for the company's suppliers and licensees on a case-by-case basis based upon an analysis of the factors discussed above for social, workforce and environmental issues generally.

         8.       CORPORATE CONDUCT, HUMAN RIGHTS, AND LABOR CODES

                  o Generally support proposals that call for the adoption and/or enforcement of principles or codes relating to countries in which there are systematic violations of human rights, such as: the use of slave, child, or prison labor; a government that is illegitimate; or there is a call by human rights advocates, pro-democracy organizations, or legitimately-elected representatives for economic sanctions.

                  o Support Principles or Codes of Conduct relating to company investment in countries with patterns of human rights abuses.

                  o Support implementation and reporting on ILO codes of conduct.

                  o support independent monitoring programs in conjunction with local and respected religious and human rights groups to monitor supplier and licensee compliance with Codes.

H.       OTHER MISCELLANEOUS MATTERS

         1.       RATIFYING AUDITORS

                  Vote for proposals to ratify auditors, unless: (i) an auditor is not independent; or (ii) there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

         2.       VOTING ON STATE TAKEOVER STATUTES

                  Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

                  Generally support opting into stakeholder protection statutes if they provide comprehensive protections for employees and community stakeholders. Generally vote against opting into takeover statutes that only serve to protect incumbent management from accountability to shareholders and which negatively influence shareholder value.

         3.       APPROVING OTHER BUSINESS AT SHAREHOLDER MEETING

                  Vote against proposals to approve other business that may arise at the shareholder meeting.

         4.       ADJOURNING SHAREHOLDER MEETINGS

                  Vote against proposals authorizing the Board to adjourn a shareholder meeting, unless such proposal limits such authority to circumstances where a quorum is not present in person or by proxy at the shareholder meeting.

ITEM 8.

Not applicable

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer and Chief Financial Officer have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal half-year, there have been no changes in Registrant's internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Codes of Ethics attached hereto
Not applicable.


(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                      SEI Absolute Return Fund, L.P.


By (Signature and Title)*                         /s/ Kevin P. Robins
                                                  -------------------
                                                  Kevin P. Robins
                                                  President

Date: June 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                         /s/ Kevin P. Robins
                                                  -------------------
                                                  Kevin P. Robins
                                                  President


Date: June 9, 2004


By (Signature and Title)*                         /s/ Michael J. Leahy
                                                  --------------------
                                                  Michael J. Leahy
                                                  Treasurer

Date: June 9, 2004

* Print the name and title of each signing officer under his or her signature.